UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-1295
(Address of principal executive offices)		(Zip code)

William T. MacGregor, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)
Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments

SMA Relationship Trust - Series A

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Bonds
Non-US government obligations	4.18%
Total bonds	4.18%

Investment company
UBS Global Corporate Bond Relationship Fund	58.13
Short-term investments	29.85
Options purchased	1.57
Total investments	93.73%

Cash and other assets, less liabilities	6.27
Net assets	100.00%

1                 Figures represent the direct investments of SMA Relationship Trust - Series A. Figures may be different if a breakdown of the underlying investment company was included.

SMA Relationship Trust - Series A – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount		Value
Bonds: 4.18%
Non-US government obligation: 4.18%
Australia: 4.18%
Commonwealth of Australia
4.250%, due 07/21/17	AUD	729,000	$533,393
4.500%, due 04/15/20	1,567,000		1,218,730
4.750%, due 06/15/16	725,000		518,937
Total bonds (cost $2,821,883)			2,271,060

	Shares
Investment company: 58.13%
UBS Global Corporate Bond Relationship Fund*[1] (cost $29,823,315)	2,387,304	31,573,526
Short-term investments: 29.85%
Investment company: 14.38%
UBS Cash Management Prime Relationship Fund[1] (cost $7,812,108)	7,812,108	7,812,108

	Face amount
US government obligations: 15.47%
US Treasury Bills,
0.050%, due 10/15/2015[2]	$3,500,000	3,499,926
0.095%, due 02/04/2016[2]	3,400,000	3,399,718
0.225%, due 03/31/2016[2]	1,500,000	1,499,394
Total US government obligations
(cost $8,397,095)		8,399,038
Total short-term investments
(cost $16,209,203)		16,211,146

	Number of contracts
Options purchased: 1.57%
Call Options : 1.57%
EURO STOXX 50 Index, strike @ EUR 3,800, expires December 2015	324	6,517
EURO STOXX 50 Index, strike @ EUR 3,200, expires March 2016	240	405,482
EURO STOXX 50 Index, strike @ EUR 3,600, expires December 2015	292	27,081
NIKKEI 225 Index, strike @ JPY 18,500, expires March 2016	74	410,203
S&P 500 Index, strike @ USD 2,200, expires December 2015	116	5,104
		854,387
Total options purchased (cost $1,287,241)		854,387
Total investments: 93.73% (cost $50,141,642)		50,910,119
Cash and other assets, less liabilities: 6.27%		3,403,212
Net assets: 100.00%		$54,313,331

SMA Relationship Trust - Series A – Portfolio of investments
September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,844,763
Gross unrealized depreciation	(1,076,286)
Net unrealized appreciation of investments	$768,477

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
GSI	MYR	4,243,000	USD	982,517	12/08/15	$21,471
JPMCB	AUD	3,640,000	USD	2,545,951	12/08/15	322
JPMCB	CHF	5,240,000	USD	5,466,265	12/08/15	76,546
JPMCB	GBP	100,000	USD	153,045	12/08/15	1,816
JPMCB	JPY	181,100,000	CHF	1,462,034	12/08/15	(7,347)
JPMCB	NZD	870,000	USD	546,820	12/08/15	(6,634)
JPMCB	USD	279,246	EUR	250,000	12/08/15	420
JPMCB	USD	3,810,835	EUR	3,380,000	12/08/15	(29,755)
JPMCB	USD	381,955	HKD	2,960,000	12/08/15	(34)
JPMCB	USD	3,056,707	JPY	366,000,000	12/08/15	(2,688)
JPMCB	USD	979,896	MXN	16,620,000	12/08/15	(2,116)
MSC	EUR	870,000	CHF	946,201	12/08/15	— [a]
Net unrealized appreciation on forward foreign currency contracts						$52,001

a                         Amount rounds to less than $0.50

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 12 contracts (USD)	December 2015	$(2,625,748)	$(2,628,375)	$(2,627)
5 Year US Treasury Notes, 90 contracts (USD)	December 2015	(10,796,350)	(10,846,407)	(50,057)
10 Year US Treasury Notes, 85 contracts (USD)	December 2015	(10,868,528)	(10,942,421)	(73,893)
Index futures buy contracts:
Amsterdam Exchanges Index, 33 contracts (EUR)	October 2015	3,170,857	3,106,651	(64,206)
DAX Index, 22 contracts (EUR)	December 2015	6,214,450	5,936,439	(278,011)
Russell 2000 Mini Index, 36 contracts (USD)	December 2015	4,121,006	3,945,240	(175,766)
STOXX 600 Banks Index, 213 contracts (EUR)	December 2015	2,155,651	2,187,277	31,626
TOPIX Index, 18 contracts (JPY)	December 2015	2,190,747	2,117,867	(72,880)
Index futures sell contracts:
E-mini S&P 500 Index, 65 contracts (USD)	December 2015	(6,353,149)	(6,203,275)	149,874
EURO STOXX 50 Index, 40 contracts (EUR)	December 2015	(1,348,383)	(1,381,554)	(33,171)
FTSE 100 Index, 45 contracts (GBP)	December 2015	(4,119,381)	(4,097,018)	22,363
OMXS30 Index, 358 contracts (SEK)	October 2015	(6,279,371)	(6,054,384)	224,987
Interest rate futures sell contracts:
Euro-Bund, 26 contracts (EUR)	December 2015	(4,449,917)	(4,537,694)	(87,777)
Net unrealized depreciation on futures contracts				$(409,538)

SMA Relationship Trust - Series A – Portfolio of investments
September 30, 2015 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
EURO STOXX 50 Index, 240 contracts, strike @ EUR 3,450.00	March 2016	$112,755	$(164,928)
NIKKEI 225 Index, 74 contracts, strike @ JPY 20,000.00	March 2016	197,806	(172,717)
Total options written		$310,561	$(337,645)

Written options activity for the period ended September 30, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2014	—	$—
Options written	1,543	1,671,932
Options terminated in closing purchase transactions	(1,229)	(1,361,371)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2015	314	310,561

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-US government obligations	$—	$2,271,060	$—	$2,271,060
Investment company	—	31,573,526	—	31,573,526
Short-term investments	—	16,211,146	—	16,211,146
Options purchased	854,387	—	—	854,387
Forward foreign currency contracts	—	100,575	—	100,575
Futures contracts	428,850	—	—	428,850
Total	$1,283,237	$50,156,307	$—	$51,439,544

Liabilities
Forward foreign currency contracts	$—	$(48,574)	$—	$(48,574)
Futures contracts	(838,388)	—	—	(838,388)
Options written	(337,645)	—	—	(337,645)
Total	$(1,176,033)	$(48,574)	$—	$(1,224,607)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                               Non-income producing security.

1                               The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	depreciation		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/14	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$1,924,746	$47,538,181	$41,650,819	$—	$—	$7,812,108	$4,886
UBS Global Corporate Bond Relationship Fund	22,882,405	9,200,000	—	—	(508,879)	31,573,526	—
	$24,807,151	$56,738,181	$41,650,819	$—	$(508,879)	$39,385,634	$4,886

2                               Rate shown is the discount rate at the date of purchase.

SMA Relationship Trust - Series G

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Airlines	3.42%
Auto components	2.88
Automobiles	3.35
Banks	15.14
Beverages	2.83
Biotechnology	0.26
Chemicals	2.10
Construction materials	1.02
Diversified financial services	3.04
Diversified telecommunication services	1.26
Electrical equipment	1.18
Electronic equipment, instruments & components	2.28
Food products	3.48
Health care providers & services	1.67
Hotels, restaurants & leisure	3.31
Household durables	1.71
Industrial conglomerates	1.30
Insurance	6.31
IT services	0.27
Machinery	3.23
Marine	1.38
Media	1.87
Metals & mining	2.48
Multiline retail	1.15
Multi-utilities	0.47
Oil, gas & consumable fuels	5.11
Personal products	2.06
Pharmaceuticals	6.74
Real estate investment trust (REIT)	1.70
Real estate management & development	1.41
Semiconductors & semiconductor equipment	1.24
Software	1.72
Technology hardware, storage & peripherals	0.90
Textiles, apparel & luxury goods	1.33
Tobacco	2.14
Trading companies & distributors	1.49
Wireless telecommunication services	4.27
Total common stocks	97.50%
Short-term investment	2.40
Total investments	99.90%
Cash and other assets, less liabilities	0.10
Net assets	100.00%

SMA Relationship Trust - Series G – Portfolio of investments
September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 97.50%
Australia: 1.70%
Westfield Corp.	364,088	$2,547,867

Austria: 1.35%
Erste Group Bank AG*	69,965	2,027,961

Brazil: 0.27%
Cielo SA	43,280	400,213

Canada: 5.07%
Canadian Oil Sands Ltd.	139,093	657,682
Husky Energy, Inc.	84,939	1,324,526
Suncor Energy, Inc.	79,571	2,128,055
Teck Resources Ltd., Class B	81,893	390,902
Toronto-Dominion Bank	78,516	3,094,748
Total Canada common stocks		7,595,913

China: 5.10%
AIA Group Ltd.	579,400	2,994,170
China Biologic Products, Inc.*	4,370	392,513
China Construction Bank Corp., H Shares	543,000	360,830
China Merchants Bank Co., Ltd., H Shares	218,500	527,216
China Mobile Ltd.	61,500	728,473
Hollysys Automation Technologies Ltd.	24,838	434,168
Jardine Matheson Holdings Ltd.	41,900	1,951,702
Lenovo Group Ltd.	302,000	254,458
Total China common stocks		7,643,530

Denmark: 2.65%
A.P. Moeller - Maersk A/S, Class B	1,344	2,067,120
Danske Bank A/S	62,824	1,895,817
Total Denmark common stocks		3,962,937

Finland: 2.01%
Sampo Oyj, Class A	62,347	3,015,168

France: 3.01%
Danone SA	43,510	2,743,032
Schneider Electric SE	31,730	1,773,109
Total France common stocks		4,516,141

Germany: 9.54%
AIXTRON SE*	40,636	245,968
Bayer AG	21,018	2,687,917
Daimler AG	26,766	1,939,555
E.ON SE	82,942	711,500
Fresenius SE & Co KGaA	37,401	2,507,513
HeidelbergCement AG	22,308	1,527,025
KION Group AG*	37,363	1,656,199
ThyssenKrupp AG	82,736	1,449,604
TUI AG	85,418	1,573,852
Total Germany common stocks		14,299,133

Greece: 0.01%
Piraeus Bank SA*	186,664	16,269

Indonesia: 0.26%
Astra International Tbk PT	437,400	156,001
Bank Rakyat Indonesia Persero Tbk PT	392,600	231,808
Total Indonesia common stocks		387,809

Ireland: 2.76%
Ryanair Holdings PLC ADR	28,400	2,223,720
Shire PLC	28,008	1,908,304
Total Ireland common stocks		4,132,024

Israel: 1.72%
Check Point Software Technologies Ltd.*	32,400	2,570,292

Italy: 3.52%
Autogrill SpA*	155,304	1,412,589
Intesa Sanpaolo SpA	682,957	2,408,458
Mediolanum SpA	204,151	1,457,676
Total Italy common stocks		5,278,723

Japan: 22.09%
Alps Electric Co., Ltd.	49,400	1,381,545
Hino Motors Ltd.	165,600	1,674,428
Hitachi Ltd.	319,000	1,597,859
Inpex Corp.	173,300	1,536,319
Japan Airlines Co., Ltd.	82,400	2,895,144
KDDI Corp.	164,600	3,659,302
Mitsubishi UFJ Financial Group, Inc.	439,600	2,625,178
NGK Spark Plug Co., Ltd.	69,700	1,585,557
ORIX Corp.	188,700	2,409,773
Shin-Etsu Chemical Co., Ltd.	37,100	1,891,106
Sony Corp.	105,900	2,558,673
Sumitomo Electric Industries Ltd.	125,300	1,591,252
Sumitomo Realty & Development Co., Ltd.	67,000	2,117,259
THK Co., Ltd.	95,700	1,510,906
Toyota Industries Corp.	24,200	1,141,766
Toyota Motor Corp.	50,300	2,922,863
Total Japan common stocks		33,098,930

Netherlands: 2.47%
Heineken NV	30,408	2,454,564
Koninklijke DSM NV	27,196	1,251,867
Total Netherlands common stocks		3,706,431

Norway: 1.26%
Telenor ASA	101,285	1,890,498

Russia: 0.10%
Sberbank of Russia ADR	28,907	142,223

South Africa: 0.37%
Naspers Ltd., Class N	4,384	547,477

South Korea: 0.63%
Samsung Electronics Co., Ltd.	655	626,651
Wonik IPS Co., Ltd.*	40,596	313,041
Total South Korea common stocks		939,692

Spain: 3.95%
Banco Bilbao Vizcaya Argentaria SA	219,948	1,862,936
Banco Santander SA	337,282	1,787,913
Mediaset Espana Comunicacion SA	207,079	2,258,830
Total Spain common stocks		5,909,679

Switzerland: 5.46%
Cie Financiere Richemont SA	25,736	1,998,990
Glencore PLC*	483,519	669,636
Novartis AG	60,059	5,509,208
Total Switzerland common stocks		8,177,834

Taiwan: 0.31%
Catcher Technology Co., Ltd. GDR	8,815	468,517

Thailand: 0.10%
Kasikornbank PCL	32,700	154,063

SMA Relationship Trust - Series G – Portfolio of investments
September 30, 2015 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom: 20.47%
ARM Holdings PLC	90,624	$1,298,942
Ashtead Group PLC	158,623	2,231,600
Associated British Foods PLC	48,959	2,473,695
BP PLC	397,787	2,009,853
HSBC Holdings PLC	398,251	3,004,439
Imperial Tobacco Group PLC	62,099	3,206,181
Lloyds Banking Group PLC	2,211,658	2,514,617
London Stock Exchange Group PLC	58,485	2,140,166
Next PLC	14,996	1,726,344
Prudential PLC	94,215	1,986,068
Rio Tinto PLC	35,922	1,200,936
SABMiller PLC	31,600	1,786,394
Unilever NV CVA	76,824	3,080,910
Vodafone Group PLC	636,145	2,005,974
Total United Kingdom common stocks		30,666,119

United States: 1.32%
Carnival PLC	38,220	1,979,086
Total common stocks (cost $165,996,931)		146,074,529

Short-term investment: 2.40%
Investment company: 2.40%
UBS Cash Management Prime Relationship Fund[1] (cost $3,596,852)	3,596,852	3,596,852

Total investments: 99.90% (cost $169,593,783)		149,671,381
Cash and other assets, less liabilities: 0.10%		154,816
Net assets: 100.00%		$149,826,197

SMA Relationship Trust - Series G – Portfolio of investments
September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,142,164
Gross unrealized depreciation	(22,064,566)
Net unrealized depreciation of investments	$(19,922,402)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CSI	BRL	700,000	USD	174,000	12/17/15	$2,142
DB	CNY	9,235,000	USD	1,421,207	12/17/15	(22,900)
DB	IDR	3,465,800,000	USD	231,935	12/17/15	2,873
DB	KRW	872,000,000	USD	732,496	12/17/15	(1,383)
JPMCB	AUD	485,000	USD	341,516	12/17/15	2,504
JPMCB	CHF	2,760,000	USD	2,840,386	12/17/15	255
JPMCB	CNY	2,865,000	USD	443,361	12/17/15	(4,648)
JPMCB	DKK	9,240,000	USD	1,391,124	12/17/15	4,686
JPMCB	EUR	205,000	USD	229,769	12/17/15	392
JPMCB	GBP	3,865,000	USD	5,939,737	12/17/15	94,756
JPMCB	HKD	5,925,000	USD	764,472	12/17/15	(3)
JPMCB	ILS	4,635,000	USD	1,190,500	12/17/15	7,690
JPMCB	ILS	1,535,000	USD	389,148	12/17/15	(2,570)
JPMCB	JPY	73,200,000	USD	611,052	12/17/15	22
JPMCB	NOK	8,930,000	USD	1,087,975	12/17/15	40,302
JPMCB	USD	3,650,184	AUD	5,195,000	12/17/15	(18,915)
JPMCB	USD	4,550,005	CAD	6,040,000	12/17/15	(25,435)
JPMCB	USD	3,654,180	EUR	3,255,000	12/17/15	(12,128)
JPMCB	USD	975,426	EUR	875,000	12/17/15	3,621
JPMCB	USD	2,922,962	JPY	351,700,000	12/17/15	12,822
JPMCB	USD	1,371,061	MXN	23,360,000	12/17/15	2,236
JPMCB	USD	3,722,339	SEK	31,150,000	12/17/15	6,302
JPMCB	USD	1,777,717	SGD	2,525,000	12/17/15	(7,979)
JPMCB	ZAR	4,050,000	USD	291,034	12/17/15	2,786
JPMCB	ZAR	3,120,000	USD	221,215	12/17/15	(843)
Net unrealized appreciation on forward foreign currency contracts						$86,585

SMA Relationship Trust - Series G – Portfolio of investments
September 30, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$145,606,012	$468,517	$—	$146,074,529
Short-term investment	—	3,596,852	—	3,596,852
Forward foreign currency contracts	—	183,389	—	183,389
Total	$145,606,012	$4,248,758	$—	$149,854,770

Liabilities
Forward foreign currency contracts	$—	$(96,804)	$—	$(96,804)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/14	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$547,566	$36,909,559	$33,860,273	$3,596,852	$1,354

SMA Relationship Trust - Series M

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of September 30, 2015

Long-term municipal bonds
Arizona	1.61%
California	11.83
District of Columbia	0.82
Florida	9.11
Georgia	1.84
Hawaii	2.17
Illinois	3.66
Louisiana	1.54
Maryland	1.09
Massachusetts	7.03
Minnesota	3.97
Nebraska	1.75
New Jersey	8.22
New York	21.00
North Carolina	1.26
Ohio	4.08
Pennsylvania	1.16
Rhode Island	0.96
South Carolina	10.45
Texas	6.34
Washington	0.75
Total long-term municipal bonds	100.64%
Short-term investment	3.74
Total investments	104.38%
Liabilities, in excess of cash and other assets	(4.38)
Net assets	100.00%

SMA Relationship Trust — Series M –Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Long-term municipal bonds: 100.64%
Arizona: 1.61%
Salt River Project Electric System Refunding Revenue Bonds,
Series A,
5.000%, due 12/01/31	$3,070,000	$3,580,848
California: 11.83%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 04/01/21	1,500,000	1,770,705
5.000%, due 09/01/28	4,000,000	4,693,640
5.000%, due 09/01/32	3,625,000	4,164,147
Series E,
5.000%, due 06/01/21	2,065,000	2,443,886
Series F,
5.000%, due 05/01/26	1,000,000	1,212,900
5.000%, due 09/01/26	2,660,000	3,167,315
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,609,118
5.000%, due 06/01/32	2,200,000	2,527,008
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/28	4,000,000	4,733,240
		26,321,959
District of Columbia: 0.82%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,510,000	1,835,390
Florida: 9.11%
Florida State Board of Education, Public Education, GO Bonds,
Series C,
5.000%, due 06/01/22	1,000,000	1,205,190
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,413,820
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGC,
5.000%, due 10/01/26	2,500,000	2,983,550
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,286,840
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,495,320
Series B,
5.000%, due 05/01/26	1,900,000	2,244,641
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,228,698
Volusia Country Florida School Board Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,417,600
		20,275,659
Georgia: 1.84%
Municipal Electric Authority of Georgia Revenue Bonds,
Series A,
5.000%, due 01/01/21	3,500,000	4,083,695
Hawaii: 2.17%
State of Hawaii, GO Bonds,
Series EE,
5.000%, due 11/01/28	4,135,000	4,837,495
Illinois: 3.66%
City of Chicago O’Hare International Airport Third Lien Revenue Bonds,
Series A,
5.625%, due 01/01/35	3,425,000	3,926,865
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/17[1]	2,550,000	2,773,355
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,437,209
		8,137,429
Louisiana: 1.54%
City of New Orleans, GO Bonds,
ACG-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,422,189
Maryland: 1.09%
Anne Arundel County, GO Bonds,
5.000%, due 04/01/27	2,050,000	2,427,385
Massachusetts: 7.03%
Massachusetts School Building Authority Senior Dedicated Sales Tax Refunding Revenue Bonds,
Series B,
5.000%, due 08/15/30	2,000,000	2,353,140
The Commonwealth of Massachusetts, Consolidated Loan Green Bonds, GO Bonds,
Series E,
5.000%, due 09/01/30	5,000,000	5,853,050
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series C,
5.000%, due 07/01/24	1,395,000	1,671,768
5.000%, due 07/01/40	5,000,000	5,757,700
		15,635,658

SMA Relationship Trust — Series M – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Minnesota: 3.97%
State of Minnesota, Trunk Highway, GO Bonds,
Series B,
4.000%, due 08/01/17	$2,500,000	$2,657,800
State of Minnesota, Various Purpose, GO Bonds,
Series D,
5.000%, due 08/01/27	5,000,000	6,184,700
		8,842,500
Nebraska: 1.75%
Public Power Generation Agency, Whelan Energy Center Unit-2, Revenue Bonds,
Series A,
5.000%, due 01/01/24	3,315,000	3,902,385
New Jersey: 8.22%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds,
Series XX,
5.000%, due 06/15/22	5,000,000	5,352,700
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	4,017,755
State of New Jersey, GO Bonds,
5.000%, due 06/01/21	3,300,000	3,771,174
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,596,573
Series Q,
5.000%, due 08/15/19	725,000	812,761
State of New Jersey, Various Purpose, GO Bonds,
5.000%, due 06/01/18	2,500,000	2,729,200
		18,280,163
New York: 21.00%
City of New York, Tax Exempt, GO Bonds,
Series I,
5.000%, due 08/01/17	3,000,000	3,240,840
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Fiscal 2012 Revenue Bonds,
Series EE,
5.000%, due 06/15/36	2,760,000	3,143,861
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Fiscal 2015 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	3,000,000	3,417,240
New York City Transitional Finance Authority Revenue Bonds,
Series E,
5.000%, due 02/01/29	4,000,000	4,610,320
Series I,
5.000%, due 05/01/23[1]	5,000	6,059
5.000%, due 05/01/32	4,995,000	5,748,596
Series S-1,
5.000%, due 07/15/31	1,050,000	1,222,851
New York State Dormitory Authority State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,666,640
New York State Urban Development Corp. Special Tax,
5.000%, due 03/15/32	3,000,000	3,461,070
Series A,
5.000%, due 03/15/34	3,000,000	3,426,000
Series A-1,
5.000%, due 03/15/27	6,495,000	7,716,969
Port Authority of New York and New Jersey Revenue Bonds,
Series 189,
5.000%, due 05/01/28	5,000,000	6,054,850
		46,715,296
North Carolina: 1.26%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series B,
5.000%, due 01/01/21[1]	2,380,000	2,812,398
Ohio: 4.08%
State of Ohio, GO Bonds,
Series B,
5.000%, due 06/15/28	2,500,000	2,948,250
State of Ohio, Higher Education, GO Bonds,
Series A,
5.000%, due 05/01/28	3,295,000	3,838,774
State of Ohio, Infrastructure Improvement Project, GO Bonds,
Series B,
5.000%, due 09/01/34	2,000,000	2,298,660
		9,085,684
Pennsylvania: 1.16%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/24	2,180,000	2,578,787
Rhode Island: 0.96%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	2,000,000	2,146,840

SMA Relationship Trust — Series M – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
South Carolina: 10.45%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-4,
5.000%, due 01/01/20	$5,000,000	$5,729,400
South Carolina Public Service Authority Santee Cooper Revenue Bonds,
Series C,
5.000%, due 12/01/21	10,000,000	11,833,000
5.000%, due 12/01/31	5,000,000	5,688,800
		23,251,200
Texas: 6.34%
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	3,030,775
North Texas Tollway Authority System Revenue Bonds,
Series A,
5.000%, due 01/01/21	4,000,000	4,678,080
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/22	3,000,000	3,591,030
Tarrant County Cultural Educational Methodist Hospitals of Dallas Revenue Bonds,
5.000%, due 10/01/21	2,370,000	2,795,249
		14,095,134
Washington: 0.75%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,664,399
Total long-term municipal bonds (cost $218,053,194)		223,932,493

	Shares
Short-term investment: 3.74%
Investment company: 3.74%
UBS Cash Management Prime Relationship Fund[2] (cost $8,314,456)	8,314,456	8,314,456

Total investments: 104.38% (cost $226,367,650)		232,246,949
Liabilities, in excess of cash and other assets: (4.38%)		(9,748,479)
Net assets: 100.00%		$222,498,470

SMA Relationship Trust — Series M – Portfolio of investments
September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,542,813
Gross unrealized depreciation	(663,514)
Net unrealized appreciation of investments	$5,879,299

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Proceeds	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Long Bond, 100 contracts (USD)	December 2015	$(15,431,104)	$(15,734,375)	$(303,271)
10 Year US Treasury Notes, 50 contracts (USD)	December 2015	(6,353,052)	(6,436,719)	(83,667)
Net unrealized depreciation on futures contracts				$(386,938)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$223,932,493	$—	$223,932,493
Short-term investment	—	8,314,456	—	8,314,456
Total	$—	$232,246,949	$—	$232,246,949

Liabilities
Futures contracts	$(386,938)	$—	$—	$(386,938)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.

2                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/14	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$1,343,804	$107,502,411	$100,531,759	$8,314,456	$3,547

SMA Relationship Trust - Series S

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Aerospace & defense	1.10%
Auto components	1.48
Automobiles	0.95
Banks	9.41
Beverages	0.64
Biotechnology	3.20
Building products	2.35
Capital markets	4.25
Chemicals	1.97
Commercial services & supplies	1.34
Construction & engineering	1.50
Electric utilities	2.24
Electrical equipment	0.79
Electronic equipment, instruments & components	0.57
Energy equipment & services	1.00
Food & staples retailing	1.01
Food products	0.93
Health care equipment & supplies	6.07
Health care providers & services	1.33
Hotels, restaurants & leisure	2.36
Household durables	0.77
Household products	2.38
Internet & catalog retail	2.45
Internet software & services	2.56
Life sciences tools & services	4.39
Machinery	3.51
Media	2.62
Metals & mining	0.73
Oil, gas & consumable fuels	0.74
Personal products	0.69
Pharmaceuticals	1.25
Real estate investment trust (REIT)	9.56
Semiconductors & semiconductor equipment	0.73
Software	10.70
Specialty retail	3.31
Thrifts & mortgage finance	2.37
Trading companies & distributors	2.85
Total common stocks	96.10%
Short-term investment	4.67
Total investments	100.77%
Liabilities, in excess of cash and other assets	(0.77)
Net assets	100.00%

SMA Relationship Trust - Series S – Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 96.10%
Aerospace & defense: 1.10%
Esterline Technologies Corp.*	15,416	$1,108,256

Auto components: 1.48%
Gentherm, Inc.*	17,000	763,640
Tenneco, Inc.*	16,285	729,079
		1,492,719
Automobiles: 0.95%
Winnebago Industries, Inc.	50,369	964,566

Banks: 9.41%
Access National Corp.	31,424	640,107
Banner Corp.	48,759	2,329,217
BBCN Bancorp, Inc.	111,079	1,668,407
Columbia Banking System, Inc.	40,443	1,262,226
ConnectOne Bancorp, Inc.	81,497	1,572,892
Prosperity Bancshares, Inc.	19,543	959,757
Texas Capital Bancshares, Inc.*	20,614	1,080,586
		9,513,192
Beverages: 0.64%
Craft Brew Alliance, Inc.*	81,362	648,455

Biotechnology: 3.20%
ACADIA Pharmaceuticals, Inc.*	15,540	513,908
Adamas Pharmaceuticals, Inc.*	15,846	265,262
Emergent BioSolutions, Inc.*	60,655	1,728,061
Halozyme Therapeutics, Inc.*	29,036	389,954
Orexigen Therapeutics, Inc.*	157,684	332,713
		3,229,898
Building products: 2.35%
AO Smith Corp.	15,342	1,000,145
Simpson Manufacturing Co., Inc.	40,907	1,369,975
		2,370,120
Capital markets: 4.25%
Evercore Partners, Inc., Class A	27,822	1,397,777
Golub Capital BDC, Inc.	67,360	1,076,413
PennantPark Floating Rate Capital Ltd.	85,470	1,020,512
PennantPark Investment Corp.	100,836	652,409
RCS Capital Corp., Class A*	186,997	151,467
		4,298,578
Chemicals: 1.97%
Cytec Industries, Inc.	11,132	822,098
HB Fuller Co.	34,558	1,172,899
		1,994,997
Commercial services & supplies: 1.34%
Copart, Inc.*	41,322	1,359,494

Construction & engineering: 1.50%
EMCOR Group, Inc.	34,205	1,513,571

Electric utilities: 2.24%
Portland General Electric Co.	36,090	1,334,247
Unitil Corp.	25,252	931,294
		2,265,541
Electrical equipment: 0.79%
AZZ, Inc.	16,365	796,812

Electronic equipment, instruments & components: 0.57%
InvenSense, Inc.*	61,819	574,299

Energy equipment & services: 1.00%
Bristow Group, Inc.	22,366	585,095
Forum Energy Technologies, Inc.*	34,468	420,854
		1,005,949
Food & staples retailing: 1.01%
G Willi-Food International Ltd.*	26,458	118,797
United Natural Foods, Inc.*	18,620	903,256
		1,022,053
Food products: 0.93%
Inventure Foods, Inc.*	105,843	939,886

Health care equipment & supplies: 6.07%
Cooper Cos., Inc.	11,089	1,650,709
Derma Sciences, Inc.*	87,077	410,133
Exactech, Inc.*	39,168	682,698
Greatbatch, Inc.*	28,416	1,603,231
Integra LifeSciences Holdings Corp.*	16,280	969,474
Lumenis Ltd., Class B*	58,871	815,363
		6,131,608
Health care providers & services: 1.33%
Air Methods Corp.*	18,379	626,540
Owens & Minor, Inc.	22,553	720,343
		1,346,883
Hotels, restaurants & leisure: 2.36%
Del Frisco’s Restaurant Group, Inc.*	59,038	820,038
Vail Resorts, Inc.	14,965	1,566,536
		2,386,574
Household durables: 0.77%
Tupperware Brands Corp.	15,669	775,459

Household products: 2.38%
Central Garden & Pet Co., Class A*	62,524	1,007,262
Orchids Paper Products Co.	53,535	1,397,263
		2,404,525
Internet & catalog retail: 2.45%
HomeAway, Inc.*	48,388	1,284,217
HSN, Inc.	20,790	1,190,020
		2,474,237
Internet software & services: 2.56%
Five9, Inc.*	207,580	768,046
LogMeIn, Inc.*	15,119	1,030,511
RetailMeNot, Inc.*	96,025	791,246
		2,589,803
Life sciences tools & services: 4.39%
Bio-Rad Laboratories, Inc., Class A*	13,937	1,871,878
Bruker Corp.*	64,066	1,052,604
Enzo Biochem, Inc.*	475,650	1,507,811
		4,432,293
Machinery: 3.51%
CLARCOR, Inc.	34,597	1,649,585
Hillenbrand, Inc.	34,387	894,406
Luxfer Holdings PLC ADR	93,196	1,005,585
		3,549,576
Media: 2.62%
AMC Entertainment Holdings, Inc., Class A	53,216	1,340,511
Cinemark Holdings, Inc.	40,317	1,309,899
		2,650,410
Metals & mining: 0.73%
Compass Minerals International, Inc.	9,374	734,640

SMA Relationship Trust - Series S – Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (Concluded)
Oil, gas & consumable fuels: 0.74%
Carrizo Oil & Gas, Inc.*	24,573	$750,459

Personal products: 0.69%
Inter Parfums, Inc.	28,112	697,459

Pharmaceuticals: 1.25%
Aratana Therapeutics, Inc.*	57,886	489,715
Nektar Therapeutics*	38,425	421,138
Omeros Corp.*	32,127	352,112
		1,262,965
Real estate investment trust (REIT): 9.56%
American Assets Trust, Inc.	26,114	1,067,018
EPR Properties	30,536	1,574,742
Hudson Pacific Properties, Inc.	75,851	2,183,750
LaSalle Hotel Properties	45,844	1,301,511
Retail Opportunity Investments Corp.	113,341	1,874,660
Urban Edge Properties	76,940	1,661,135
		9,662,816
Semiconductors & semiconductor equipment: 0.73%
ON Semiconductor Corp.*	78,476	737,674

Software: 10.70%
Barracuda Networks, Inc.*	33,948	528,910
Cadence Design Systems, Inc.*	59,122	1,222,643
Fleetmatics Group PLC*	26,113	1,281,887
Infoblox, Inc.*	36,100	576,878
King Digital Entertainment PLC	77,309	1,046,764
Monotype Imaging Holdings, Inc.	39,737	867,061
NICE Systems Ltd. ADR	19,553	1,101,421
Solera Holdings, Inc.	17,296	933,984
SS&C Technologies Holdings, Inc.	20,311	1,422,582
Synchronoss Technologies, Inc.*	28,752	943,066
Verint Systems, Inc.*	20,622	889,839
		10,815,035
Specialty retail: 3.31%
Build-A-Bear Workshop, Inc.*	63,996	1,208,884
Finish Line, Inc., Class A	39,459	761,559
GNC Holdings, Inc., Class A	34,104	1,378,484
		3,348,927
Thrifts & mortgage finance: 2.37%
Brookline Bancorp, Inc.	117,468	1,191,126
EverBank Financial Corp.	62,155	1,199,591
		2,390,717
Trading companies & distributors: 2.85%
Beacon Roofing Supply, Inc.*	29,128	946,369
Watsco, Inc.	16,319	1,933,475
		2,879,844
Total common stocks (cost $105,435,367)		97,120,290

Short-term investment: 4.67%
Investment company: 4.67%
UBS Cash Management Prime Relationship Fund[1] (cost $4,716,933)	4,716,933	4,716,933
Total investments: 100.77% (cost $110,152,300)		101,837,223
Liabilities, in excess of cash and other assets: (0.77)%		(779,355)
Net assets: 100.00%		$101,057,868

SMA Relationship Trust - Series S – Portfolio of investments

September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,494,969
Gross unrealized depreciation	(12,810,046)
Net unrealized depreciation of investments	$(8,315,077)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stock	$97,120,290	$—	$—	$97,120,290
Short-term investment	—	4,716,933	—	4,716,933
Total	$97,120,290	$4,716,933	$—	$101,837,223

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/14	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$1,887,768	$68,362,681	$65,533,516	$4,716,933	$2,318

SMA Relationship Trust - Series T

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Bonds
Corporate bonds
Air freight & logistics	0.16%
Automobiles	0.21
Banks	5.53
Beverages	0.18
Biotechnology	0.36
Building products	0.17
Capital markets	1.36
Chemicals	0.20
Commercial services & supplies	0.32
Communications equipment	0.07
Consumer finance	0.57
Diversified financial services	0.94
Diversified telecommunication services	1.73
Electric utilities	1.81
Electronic equipment, instruments & components	0.25
Energy equipment & services	0.25
Food & staples retailing	0.31
Food products	0.17
Gas utilities	0.18
Health care equipment & supplies	0.37
Health care providers & services	0.17
Hotels, restaurants & leisure	0.62
Independent power and renewable electricity producers	0.45
Insurance	1.85
Internet & catalog retail	0.22
Machinery	0.60
Media	2.06
Metals & mining	0.56
Multiline retail	0.19
Multi-utilities	0.68
Oil, gas & consumable fuels	4.59
Paper & forest products	0.18
Pharmaceuticals	0.58
Real estate investment trust (REIT)	0.55
Road & rail	0.64
Semiconductors & semiconductor equipment	0.07
Software	0.31
Specialty retail	0.32
Technology hardware, storage & peripherals	0.26
Tobacco	0.68
Trading companies & distributors	0.22
Wireless telecommunication services	0.50
Total corporate bonds	31.44%
Asset-backed securities	5.29
Commercial mortgage-backed securities	10.28
Mortgage & agency debt securities	36.89
Municipal bonds	3.62
US government obligations	4.04
Non-US government obligations	3.22
Total bonds	94.78%
Short-term investments	35.05
Options purchased	0.03
Total investments	129.86%
Liabilities, in excess of cash and other assets	(29.86)
Net assets	100.00%

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Bonds: 94.78%
Corporate bonds: 31.44%
Brazil: 1.38%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$675,000	$600,750
Petrobras Global Finance BV,
3.250%, due 03/17/17	450,000	396,360
5.375%, due 01/27/21	245,000	178,017
6.750%, due 01/27/41	200,000	129,625
Vale Overseas Ltd.,
4.375%, due 01/11/22	145,000	128,915
Total Brazil corporate bonds		1,433,667

Canada: 0.57%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	250,000	305,150
Talisman Energy, Inc.,
3.750%, due 02/01/21	210,000	198,058
Teck Resources Ltd.,
6.250%, due 07/15/41	160,000	91,200
Total Canada corporate bonds		594,408

China: 0.48%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	500,000	503,588

France: 0.20%
Total Capital International SA,
3.750%, due 04/10/24	200,000	206,579

Germany: 0.43%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	450,000	449,438

Indonesia: 0.17%
Pertamina Persero PT,
6.450%, due 05/30/44[1]	200,000	173,250

Ireland: 0.10%
XL Group PLC,
6.375%, due 11/15/24	90,000	106,733

Israel: 0.36%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	242,499
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	133,000	134,468
Total Israel corporate bonds		376,967

Luxembourg: 0.45%
ArcelorMittal,
6.250%, due 03/01/21	246,000	221,400
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	270,000	249,075
Total Luxembourg corporate bonds		470,475

Mexico: 1.25%
America Movil SAB de CV,
3.125%, due 07/16/22	530,000	515,245
Fermaca Enterprises S de RL de CV,
6.375%, due 03/30/38[1]	195,841	184,090
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	366,300
6.375%, due 01/23/45	260,000	233,350
Total Mexico corporate bonds		1,298,985

Netherlands: 0.20%
LYB International Finance BV,
4.875%, due 03/15/44	220,000	208,550

Norway: 0.59%
Eksportfinans ASA,
5.500%, due 06/26/17	580,000	610,305

Spain: 0.30%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	300,000	306,818

United Kingdom: 1.35%
HSBC Holdings PLC,
6.500%, due 09/15/37	245,000	288,522
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	360,000	351,624
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	660,000	761,295
Total United Kingdom corporate bonds		1,401,441

United States: 23.61%
AbbVie, Inc.,
2.500%, due 05/14/20	140,000	139,236
Actavis Funding SCS,
3.800%, due 03/15/25	90,000	87,068
ADT Corp.,
3.500%, due 07/15/22	370,000	327,450
Alabama Power Co.,
6.000%, due 03/01/39	60,000	72,749
Altria Group, Inc.,
5.375%, due 01/31/44	140,000	152,287
9.950%, due 11/10/38	57,000	91,185
American Express Credit Corp.,
Series F,
2.600%, due 09/14/20	100,000	100,463
Anheuser-Busch Cos., LLC,
6.450%, due 09/01/37	95,000	115,783
Apple, Inc.,
3.850%, due 05/04/43	100,000	91,255
AvalonBay Communities, Inc., REIT,
3.450%, due 06/01/25	150,000	147,912
Bank of America Corp.,
4.200%, due 08/26/24	380,000	379,307
6.110%, due 01/29/37	400,000	460,312
BB&T Corp.,
2.625%, due 06/29/20	170,000	172,638
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	120,000	129,701
Biogen, Inc.,
4.050%, due 09/15/25	130,000	131,417

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Boston Properties LP, REIT,
3.800%, due 02/01/24	$340,000	$346,063
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	384,946
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	325,000	342,875
Caterpillar, Inc.,
5.200%, due 05/27/41	120,000	132,368
CCO Safari II LLC,
3.579%, due 07/23/20[1]	350,000	347,447
Celgene Corp.,
5.000%, due 08/15/45	100,000	99,247
Chesapeake Energy Corp.,
6.625%, due 08/15/20	280,000	208,074
Chevron Corp.,
3.191%, due 06/24/23	220,000	223,028
Cisco Systems, Inc.,
5.900%, due 02/15/39	60,000	73,261
CIT Group, Inc.,
5.500%, due 02/15/19[1]	280,000	290,500
Citigroup, Inc.,
5.500%, due 09/13/25	520,000	567,661
Comcast Corp.,
6.950%, due 08/15/37	55,000	72,425
ConocoPhillips Holding Co.,
6.950%, due 04/15/29	85,000	105,368
Consolidated Edison Co. of New York, Inc.,
5.850%, due 03/15/36	90,000	108,839
CVS Health Corp.,
5.125%, due 07/20/45	52,000	55,959
DIRECTV Holdings LLC,
6.000%, due 08/15/40	185,000	190,929
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	251,599
Dollar General Corp.,
3.250%, due 04/15/23	210,000	200,188
DPL, Inc.,
7.250%, due 10/15/21	210,000	208,425
DTE Electric Co.,
3.700%, due 03/15/45	125,000	116,570
Duke Energy Progress LLC,
3.000%, due 09/15/21	280,000	290,348
Energy Transfer Partners LP,
7.500%, due 07/01/38	60,000	62,969
9.000%, due 04/15/19	310,000	364,110
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	270,000	276,689
ERP Operating LP, REIT,
4.750%, due 07/15/20	75,000	82,249
Exelon Generation Co. LLC,
2.950%, due 01/15/20	410,000	414,536
FedEx Corp.,
3.875%, due 08/01/42	190,000	166,538
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	180,000	185,571

Flextronics International Ltd.,
5.000%, due 02/15/23	260,000	261,300
Florida Power & Light Co.,
5.950%, due 02/01/38	60,000	76,222
Ford Motor Co.,
7.450%, due 07/16/31	175,000	217,468
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	185,000	221,726
Frontier Communications Corp.,
8.500%, due 04/15/20	350,000	340,375
General Electric Capital Corp.,
4.650%, due 10/17/21	175,000	196,178
Series A,
6.750%, due 03/15/32	160,000	216,181
Georgia-Pacific LLC,
8.000%, due 01/15/24	45,000	58,340
Gilead Sciences, Inc.,
4.750%, due 03/01/46	140,000	140,676
Goldman Sachs Group, Inc.,
5.150%, due 05/22/45	110,000	108,032
5.750%, due 01/24/22	520,000	596,968
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	400,000	464,844
Home Depot, Inc.,
3.350%, due 09/15/25	110,000	112,069
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	140,000	143,258
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	210,000	231,233
International Paper Co.,
3.800%, due 01/15/26	130,000	128,138
John Deere Capital Corp.,
2.450%, due 09/11/20	120,000	121,025
JPMorgan Chase & Co.,
3.875%, due 09/10/24	360,000	356,701
4.625%, due 05/10/21	290,000	315,766
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	315,000	295,896
5.000%, due 10/01/21	260,000	266,260
6.500%, due 09/01/39	175,000	166,233
Kraft Heinz Foods Co.,
5.200%, due 07/15/45[1]	170,000	180,142
Kroger Co.,
3.850%, due 08/01/23	260,000	268,596
Lincoln National Corp.,
7.000%, due 06/15/40	210,000	269,983
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	210,000	220,565
Masco Corp.,
4.450%, due 04/01/25	170,000	172,125
Medtronic, Inc.,
4.375%, due 03/15/35	180,000	182,050
MetLife, Inc.,
4.125%, due 08/13/42	210,000	199,536
Microsoft Corp.,
2.375%, due 02/12/22	180,000	179,602

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Morgan Stanley,
3.750%, due 02/25/23	$270,000	$275,944
4.350%, due 09/08/26	200,000	201,121
Series J,
5.550%, due 07/15/20[2,3]	240,000	236,400
Navient Corp.,
8.000%, due 03/25/20	10,000	9,575
NRG Energy, Inc.,
8.250%, due 09/01/20	50,000	51,350
Oracle Corp.,
5.375%, due 07/15/40	130,000	145,051
Pacific Drilling SA,
5.375%, due 06/01/20[1]	50,000	29,500
Pacific Gas & Electric Co.,
5.800%, due 03/01/37	85,000	101,069
PacifiCorp,
6.000%, due 01/15/39	60,000	74,505
PepsiCo, Inc.,
4.875%, due 11/01/40	65,000	70,794
PNC Funding Corp.,
3.300%, due 03/08/22	170,000	175,076
PNC Preferred Funding Trust I,
1.987%, due 03/15/17[1,2,3]	300,000	275,063
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	320,000	329,016
Principal Financial Group, Inc.,
8.875%, due 05/15/19	330,000	402,775
Private Export Funding Corp.,
Series MM,
2.300%, due 09/15/20	550,000	560,210
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	410,000	402,825
6.625%, due 12/01/37	61,000	76,322
QVC, Inc.,
4.450%, due 02/15/25	240,000	231,496
Regions Financial Corp.,
2.000%, due 05/15/18	220,000	219,841
Reynolds American, Inc.,
3.250%, due 11/01/22	110,000	109,475
Seagate HDD Cayman,
5.750%, due 12/01/34[1]	190,000	182,821
Sempra Energy,
4.050%, due 12/01/23	220,000	229,800
9.800%, due 02/15/19	195,000	241,335
Southwestern Electric Power Co.,
3.550%, due 02/15/22	290,000	295,900
Sprint Capital Corp.,
6.900%, due 05/01/19	280,000	246,400
Sprint Corp.,
7.250%, due 09/15/21	10,000	8,188
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	220,000	190,313
Synchrony Financial,
4.500%, due 07/23/25	140,000	141,153
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	141,638
Tenet Healthcare Corp.,
6.000%, due 10/01/20	60,000	63,300
Texas Instruments, Inc.,
1.650%, due 08/03/19	70,000	69,715
Time Warner Cable, Inc.,
6.550%, due 05/01/37	180,000	176,940
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	450,000	551,291
Transocean, Inc.,
4.300%, due 10/15/22	380,000	234,650
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	110,000	116,122
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	175,833
Verizon Communications, Inc.,
2.086%, due 09/14/18[2]	170,000	174,791
4.522%, due 09/15/48	504,000	443,175
6.400%, due 09/15/33	31,000	35,537
Virginia Electric & Power Co.,
3.450%, due 09/01/22	130,000	134,888
Walt Disney Co.,
2.150%, due 09/17/20	100,000	100,322
Wells Fargo & Co.,
5.375%, due 11/02/43	250,000	275,487
Williams Partners LP,
4.300%, due 03/04/24	230,000	208,751
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	420,000	456,989
Zimmer Biomet Holdings, Inc.,
4.450%, due 08/15/45	220,000	203,493
Total United States corporate bonds		24,551,273
Total corporate bonds (cost $33,829,106)		32,692,477

Asset-backed securities: 5.29%
United States: 5.29%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	400,000	402,999
Series 2013-5, Class D,
2.860%, due 12/09/19	450,000	454,948
Series 2015-3, Class D,
3.340%, due 08/08/21	525,000	531,766
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	550,000	556,356
Drive Auto Receivables Trust,
Series 2015-DA, Class D,
4.590%, due 01/17/23[1]	450,000	449,931
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	525,000	528,699

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
Santander Drive Auto Receivables Trust,
Series 2014-1, Class C,
2.360%, due 04/15/20	$595,000	$598,834
Series 2014-2, Class D,
2.760%, due 02/18/20	625,000	627,261
Series 2015-3, Class D,
3.490%, due 05/17/21	550,000	558,992
Synchrony Credit Card Master Note Trust,
Series 2012-6, Class A,
1.360%, due 08/17/20	795,000	795,362
Total asset-backed securities (cost $5,478,785)		5,505,148

Commercial mortgage-backed securities: 10.28%
United States: 10.28%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]	250,000	287,425
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.257%, due 08/15/26[1,2]	425,000	423,877
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.207%, due 12/15/27[1,2]	250,000	244,840
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
1.957%, due 06/15/31[1,2]	425,000	421,483
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class A5,
3.717%, due 09/15/48	550,000	576,995
Series 2015-GC33, Class AS,
4.114%, due 09/10/58	600,000	620,437
Commercial Mortgage Loan Trust,
Series 2015-CR26, Class C,
4.645%, due 10/10/48[4]	497,000	471,994
Series 2015-PC1, Class A5,
3.902%, due 07/10/50	210,000	222,171
Series 2015-DC1, Class C,
4.499%, due 02/10/48[2]	350,000	341,444
Series 2014-CR19, Class C,
4.877%, due 08/10/47[2]	600,000	608,051
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.531%, due 02/10/28[1,2]	650,000	665,287
CSMC Trust,
Series 2015-DEAL, Class D,
3.307%, due 04/15/29[1,2]	597,000	589,173
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	600,000	603,817
FDIC Guaranteed Notes Trust,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	356,556	364,731
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.495%, due 12/15/19[1,2]	525,000	523,478
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.107%, due 07/15/31[1,2]	625,000	620,326
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FL5, Class D,
3.707%, due 07/15/31[1,2]	650,000	646,970
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class AS,
4.226%, due 07/15/48[2]	1,000,000	1,049,068
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class C,
5.057%, due 11/15/46[2]	250,000	262,892
NLY Commercial Mortgage Trust,
Series 2014-FL1, Class B,
1.957%, due 11/15/30[1,2]	400,000	398,922
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.698%, due 11/15/27[1,2]	550,000	547,243
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
2.778%, due 11/15/29[1,2]	200,857	198,502
Total commercial mortgage-backed securities (cost $10,661,253)		10,689,126
Mortgage & agency debt securities: 36.89%
United States: 36.89%
Federal Home Loan Mortgage Corp. Gold Pools[5]
3.500%, TBA	850,000	882,904
4.000%, TBA	2,950,000	3,134,836
#A96140, 4.000%, due 01/01/41	387,558	413,043
#G04913, 5.000%, due 03/01/38	117,212	128,685
#G02922, 5.500%, due 04/01/37	111,617	125,511
#G06381, 5.500%, due 08/01/40	738,708	826,834
#C56030, 6.000%, due 03/01/31	3,324	3,768
#C55783, 6.500%, due 01/01/29	64,060	73,256
#G00194, 7.500%, due 02/01/24	57,758	64,070
#C00410, 8.000%, due 07/01/25	31,569	36,714
#C37436, 8.000%, due 01/01/30	12,903	16,202
Federal National Mortgage Association[5]
3.500%, due 09/01/45	1,025,000	1,070,649
Federal National Mortgage Association Pools[5]
3.500%, TBA	13,650,000	14,213,601
4.000%, TBA	4,850,000	5,164,872
4.500%, TBA	3,125,000	3,385,376
#AZ9187, 3.500%, due 09/01/45	1,025,000	1,070,605
#AZ9205, 3.500%, due 10/01/45	1,025,000	1,070,605
#AB2331, 4.000%, due 02/01/41	300,835	321,616
#AL5760, 4.000%, due 09/01/43	344,672	371,743

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Mortgage & agency debt securities—(Concluded)
United States—(Concluded)
#889657, 4.500%, due 09/01/37	$352,887	$385,811
#975213, 5.000%, due 03/01/38	31,809	35,005
#890209, 5.000%, due 05/01/40	14,351	15,847
#244450, 5.500%, due 11/01/23	22,512	25,111
#555591, 5.500%, due 07/01/33	257,221	289,543
#901999, 6.000%, due 11/01/36	104,634	118,486
#990686, 6.000%, due 09/01/38	14,670	16,584
#675469, 7.000%, due 04/01/18	24,475	24,766
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.464%, due 02/25/35[2]	103,769	93,366
Government National Mortgage Association Pools,
3.000%, TBA	1,100,000	1,120,797
3.500%, TBA	2,350,000	2,457,402
4.000%, TBA	650,000	691,628
#G2 779424, 4.000%, due 06/20/42	99,659	107,486
#AA8267, 4.000%, due 07/15/42	351,747	377,578
#G2 2687, 6.000%, due 12/20/28	14,260	16,106
#G2 508540, 6.000%, due 02/20/34	172,743	195,834
#486873, 6.500%, due 01/15/29	5,732	6,646
#338523, 8.000%, due 12/15/22	1,388	1,533
Total mortgage & agency debt securities (cost $38,126,747)		38,354,419

Municipal bonds: 3.62%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40	160,000	179,930
Leander Independent School District, GO Bonds,
Series A, PSF-GTD, 5.000%, due 08/15/40	175,000	201,485
Los Angeles Unified School District,
6.758%, due 07/01/34	350,000	460,215
New York State Dormitory Authority, Sales Tax Revenue Bonds,
Series A, 5.000%, due 03/15/39	345,000	394,818
Salt River Project Agricultural Improvement and Power District, Electric System Revenue Bonds,
Series A, 5.000%, due 12/01/45	300,000	343,251
State of California, GO Bonds,
7.300%, due 10/01/39	280,000	387,201
7.550%, due 04/01/39	105,000	151,751
State of Illinois, GO Bonds,
5.877%, due 03/01/19	595,000	648,621
4.950%, due 06/01/23	300,000	302,814
State of Oregon, Article Xi-Q State Projects, GO Bonds,
Series F, 5.000%, due 05/01/39	275,000	318,780
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series C, 5.000%, due 07/01/45	325,000	371,904
Total municipal bonds (cost $3,571,269)		3,760,770

US government obligations: 4.04%
Tennessee Valley Authority,
2.875%, due 09/15/24	320,000	326,886
US Treasury Bond,
3.000%, due 05/15/45	655,000	670,795
US Treasury Notes,
0.625%, due 07/31/17	1,100,000	1,100,473
1.375%, due 08/31/20	2,100,000	2,102,843
Total US government obligations (cost $4,171,126)		4,200,997

Non-US government obligations: 3.22%
Brazil: 0.76%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	800,000	791,600

Chile: 0.12%
Republic of Chile,
3.250%, due 09/14/21	120,000	123,900

Colombia: 0.18%
Republic of Colombia,
5.625%, due 02/26/44	200,000	186,500

Israel: 0.51%
Israel Government AID Bond,
5.500%, due 09/18/33	400,000	527,225

Mexico: 0.54%
United Mexican States,
4.000%, due 10/02/23	450,000	458,325
6.750%, due 09/27/34	85,000	101,575
		559,900

Peru: 0.56%
Peruvian Government International Bond,
7.125%, due 03/30/19	170,000	196,350
7.350%, due 07/21/25	310,000	387,500
		583,850

Philippines: 0.30%
Republic of the Philippines,
10.625%, due 03/16/25	200,000	316,000

Turkey: 0.25%
Republic of Turkey,
6.750%, due 04/03/18	240,000	259,200
Total Non-US government obligations (cost $3,392,149)		3,348,175
Total bonds (cost $99,230,435)		98,551,112

	Shares
Short-term investments: 35.05%
Investment company: 33.06%
UBS Cash Management Prime Relationship Fund[6] (cost $34,374,358)	34,374,358	34,374,358

US government obligation: 1.99%
US Treasury Bill, 0.026%, due 02/04/16[7] (cost $2,074,815)	2,075,000	2,074,828
Total short-term investments (cost $36,449,173)		36,449,186

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

	Number of contracts	Value
Options purchased: 0.03%
Call options: 0.03%
Foreign Exchange Option, Buy USD/EUR, strike @ EUR 0.90, expires November 2015, counterparty: MSC	$2,536,000	$31,464
Put options: 0.00%[8]
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	100	625
Total options purchased (cost $177,127)		32,089
Total investments: 129.86% (cost $135,856,735)		135,032,387
Liabilities, in excess of cash and other assets— (29.86%)		(31,048,396)
Net assets—100.00%		$103,983,991

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$914,249
Gross unrealized depreciation	(1,738,597)
Net unrealized depreciation of investments	$(824,348)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	USD	2,738,398	CAD	3,615,000	10/08/15	$(29,614)
JPMCB	CAD	3,615,000	USD	2,744,025	10/08/15	35,241
JPMCB	CHF	2,730,000	USD	2,841,595	10/08/15	39,941
JPMCB	EUR	2,410,000	USD	2,715,537	10/08/15	22,376
JPMCB	NZD	515,000	USD	325,095	10/08/15	(4,006)
JPMCB	SGD	3,490,000	USD	2,464,782	10/08/15	12,724
MSC	USD	2,724,915	EUR	2,410,000	10/08/15	(31,754)
Net unrealized appreciation on forward foreign currency contracts						$44,908

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

Futures contracts

SMA Relationship Trust - Series T had the following open futures contracts as of September 30, 2015:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
5 Year US Treasury Notes, 31 contracts (USD)	December 2015	$3,718,583	$3,735,984	$17,401
10 Year US Treasury Notes, 9 contracts (USD)	December 2015	1,151,060	1,158,609	7,549
US treasury futures sell contracts:
US Long Bond, 3 contracts (USD)	December 2015	(461,058)	(472,031)	(10,973)
US Ultra Bond, 4 contracts (USD)	December 2015	(636,619)	(641,625)	(5,006)
10 Year US Treasury Notes, 8 contracts (USD)	December 2015	(1,021,561)	(1,029,875)	(8,314)
Interest rate future buy contracts:
Euro-BTP, 19 contracts (EUR)	December 2015	$2,824,392	2,893,519	69,127
Interest rate future sell contracts:
Euro-Bund, 15 contracts (EUR)	December 2015	(2,566,586)	(2,617,900)	(51,314)
Net unrealized appreciation on futures contracts				$18,470

Credit default swaps on sovereign issues-sell protection9

Counterparty	Referenced obligation[10]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront Payments received	Value	Unrealized appreciation	Credit spread[12]
MSC	Portuguese Republic, 4.950%, due 10/25/23	USD	1,350,000	09/20/20	1.000%	$42,962	$(41,279)	$1,683	1.662%

Credit default swaps on credit indices-sell protection9

Counterparty	Referenced index[10]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized depreciation	Credit spread[12]
MLI	CMBX.NA.BB. Series 6 Index	USD	1,400,000	05/11/63	5.000%	$(3,695)	$(48,593)	$(52,288)	4.047%
MLI	CMBX.NA.BB. Series 6 Index	USD	1,300,000	05/11/63	5.000	(40,596)	(45,123)	(85,719)	4.047
MSC	CMBX.NA.BB. Series 6 Index	USD	1,250,000	05/11/63	5.000	11,705	(43,387)	(31,682)	4.047
						$(32,586)	$(137,103)	$(169,689)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund	Payments received by the Fund[11]	Value	Unrealized appreciation/ (depreciation)
AUD	2,000,000	04/17/25	6 month BBSW	2.695%	$(17,351)	$(17,351)
NZD	1,950,000	07/24/24	3 month BBSW	4.712	127,739	127,739
NZD	1,950,000	07/24/24	3 month BBSW	4.713	127,787	127,787
NZD	1,700,000	07/24/24	3 month BBSW	4.775	116,727	116,727
					$354,902	$354,902

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 98.75	June 2016	$80,900	$(155,000)
Put options
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 96.75	June 2016	80,900	(625)
Foreign Exchange Option, Sell USD/EUR, 2,536,000 face amount covered by contracts, strike @ EUR 0.85, counterparty: MSC	March 2016	33,191	(25,865)
Options written on credit default swaps on credit indices[13]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: BB, Notional Amount USD 2,520,000	December 2015	5,738	(2,571)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: BB, Notional Amount USD 2,520,000	December 2015	19,460	(30,919)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 4,014,000	December 2015	53,877	(74,795)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 24 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 9,400,000	December 2015	25,850	(44,648)
Total options written		$299,916	$(334,423)

Written options activity for the period ended September 30, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2014	385	$207,790
Options written	—	—
Options terminated in closing purchase transactions	(185)	(45,990)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2015	200	$161,800

Written swaptions activity for the period ended September 30, 2015 was as follows:

Swaptions & foreign exchange options outstanding at December 31, 2014	$50,155
Swaptions & foreign exchange options written	314,018
Swaptions & foreign exchange options terminated in closing purchase transactions	(226,057)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at September 30, 2015	$138,116

SMA Relationship Trust - Series T – Portfolio of investments
September 30, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$32,692,477	$—	$32,692,477
Asset-backed securities	—	5,505,148	—	5,505,148
Commercial mortgage-backed securities	—	10,689,126	—	10,689,126
Mortgage & agency debt securities	—	38,354,419	—	38,354,419
Municipal bonds	—	3,760,770	—	3,760,770
US government obligations	—	4,200,997	—	4,200,997
Non-US government obligations	—	3,348,175	—	3,348,175
Short-term investments	—	36,449,186	—	36,449,186
Options purchased	625	31,464	—	32,089
Forward foreign currency contracts	—	110,282	—	110,282
Futures contracts	94,077	—	—	94,077
Swap agreements, at value	—	372,253	—	372,253
Total	$94,702	$135,514,297	$—	$135,608,999

Liabilities
Forward foreign currency contracts	$—	$(65,374)	$—	$(65,374)
Futures contracts	(75,607)	—	—	(75,607)
Swap agreements, at value	—	(195,733)	—	(195,733)
Options Written	(155,625)	(178,798)	—	(334,423)
Total	$(231,232)	$(439,905)	$—	$(671,137)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $12,800,606 or 12.31% of net assets.

2	Variable or floating rate security—The interest rate shown is the current rate as of September 30, 2015 and changes periodically.
3	Perpetual investment. Date shown reflects the next call date.
4	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2015, the value of this security amounted to $471,994 or 0.45% of net assets.
5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized gain	(depreciation)		earned from
		during the	during the	during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/14	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15	09/30/15
UBS Cash Management Prime Relationship Fund	$33,757,734	$92,640,471	$92,023,847	$—	$—	$34,374,358	$23,563
UBS High Yield Relationship Fund	2,376,956	—	2,472,654	131,688	(35,990)	—	—
	$36,134,690	$92,640,471	$94,496,501	$131,688	$(35,990)	$34,374,358	$23,563

7	Rate shown is the discount rate at the date of purchase.
8	Amount represents less than 0.005%.
9

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index/obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index/obligation.

10	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
11	Payments made or received are based on the notional amount.
12

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

13	Illiquid investment as of September 30, 2015.

Portfolio acronyms

ADR	American Depositary Receipt
AGC	Insured by Assured Guaranty Corp.
ACG-ICC	Agency Insured Custody Certificate
AMBAC	Insured by American Municipal Bond Assurance Corp.
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
COP	Certificate of Participation
CVA	Dutch Certification—Depositary Certificate
FDIC	Federal Deposit Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GDR	Global Depositary Receipt
GO	General Obligation
GS	Goldman Sachs
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviations

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments—Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2015, FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”).  The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient.  ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods.  Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 25, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 25, 2015